Property and equipment, net (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 47,000	$ 62,000	$ 14,000	$ 8,000